UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2022 to September 30, 2022

Date of Report (Date of earliest event reported):  November 9, 2022
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Gregg Smallwood (949) 629-7991
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
Entity(			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # BZ7976		loanDepot.com, LLC	138 / $48,973,895 / 100%	1 / $299,400 / 0.611%	1 / $299,400 / 0.611%
GNMA-II Pool # CC4545		loanDepot.com, LLC	69 / $18,157,946 / 100%					1 / $305,000 / 1.68%
GNMA-II Pool # CC4481		loanDepot.com, LLC	161 / $49,409,396 / 100%			1 / $139,858 / 0.283%
GNMA-II Pool # CE0657		loanDepot.com, LLC	50 / $14,457,275 / 100%	1 / $358,388 / 2.479%		1 / $358,388 / 2.479%
GNMA-II Pool # CC4595		loanDepot.com, LLC	41 / $33,796,012 / 100%	1 / $1,121,350 / 3.318%	1 / $1,121,350 / 3.318%
GNMA-II Pool # CE0614		loanDepot.com, LLC	33 / $11,223,234 / 100%	1 / $545,339 / 4.859%		1 / $545,339 / 4.859%
GNMA-II Pool # CE0616		loanDepot.com, LLC	132 / $45,755,169 / 100%	1 / $226,501 / 0.495%	1 / $226,501 / 0.495%
GNMA-II Pool # CE0591		loanDepot.com, LLC	129 / $43,323,524 / 100%	1 / $217,867 / 0.503%			1 / $217,867 / 0.503%
GNMA-II Pool # CE0664		loanDepot.com, LLC	149 / $47,916,289 / 100%	1 / $154,900 / 0.323%		1 / $154,900 / 0.323%
GNMA-II Pool # CE0647		loanDepot.com, LLC	133 / $46,619,009 / 100%	1 / $423,000 / 0.907%		1 / $423,000 / 0.907%
GNMA-II Pool # CE0650		loanDepot.com, LLC	20 / $13,198,286 / 100%	1 / $975,200 / 7.389%		1 / $975,200 / 7.389%
GNMA-II Pool # CE0662		loanDepot.com, LLC	55 / $21,191,915 / 100%	1 / $393,680 / 1.858%		1 / $393,680 / 1.858%
GNMA-II Pool # CF7152		loanDepot.com, LLC	110 / $46,240,021 / 100%	1 / $396,604 / 0.858%			1 / $396,604 / 0.858%
GNMA-II Pool # CF7237		loanDepot.com, LLC	148 / $49,196,804 / 100%				1 / $591,460 / 1.202%
GNMA-II Pool # CF7135		loanDepot.com, LLC	116 / $48,975,829 / 100%	2 / $1,366,984 / 2.791%		2 / $1,366,984 / 2.791%
GNMA-II Pool # BV6351		loanDepot.com, LLC	61 / $8,119,487 / 100%			1 / $137,464 / 1.693%
GNMA-II Pool # BX4784		loanDepot.com, LLC	64 / $10,321,712 / 100%			1 / $154,156 / 1.494%
GNMA-II Pool # BX4803		loanDepot.com, LLC	102 / $33,989,288 / 100%			1 / $191,468 / 0.563%
GNMA-II Pool # BZ7867		loanDepot.com, LLC	50 / $12,788,649 / 100%			1 / $627,034 / 4.903%
GNMA-II Pool # BZ7876		loanDepot.com, LLC	126 / $41,081,393 / 100%			1 / $233,786 / 0.569%

GNMA-II Pool # BZ7901	loanDepot.com, LLC	78 / $30,912,948 / 100%			1 / $333,841 / 1.08%
GNMA-II Pool # BZ7920	loanDepot.com, LLC	27 / $2,373,515 / 100%			1 / $88,369 / 3.723%
GNMA-II Pool # BZ7922	loanDepot.com, LLC	52 / $6,817,615 / 100%			2 / $255,191 / 3.743%
GNMA-II Pool # BZ7978	loanDepot.com, LLC	15 / $12,012,428 / 100%			1 / $772,566 / 6.431%
GNMA-II Pool # CI9107	loanDepot.com, LLC	90 / $31,312,513 / 100%	1 / $142,323 / 0.455%			2 / $518,415 / 1.656%
GNMA-II Pool # CL6179	loanDepot.com, LLC	1 / $136,861 / 100%			1 / $136,861 / 100%
GNMA-II Pool # CC4455	loanDepot.com, LLC	83 / $27,044,138 / 100%			1 / $213,181 / 0.788%
GNMA-II Pool # CC4469	loanDepot.com, LLC	55 / $18,450,208 / 100%			1 / $323,819 / 1.755%
GNMA-II Pool # CC4512	loanDepot.com, LLC	104 / $31,760,303 / 100%			2 / $410,756 / 1.293%
GNMA-II Pool # CC4513	loanDepot.com, LLC	120 / $37,090,529 / 100%			1 / $337,277 / 0.909%
GNMA-II Pool # CC4477	loanDepot.com, LLC	108 / $40,422,895 / 100%			1 / $304,900 / 0.754%
GNMA-II Pool # CC4505	loanDepot.com, LLC	115 / $42,011,481 / 100%			1 / $912,600 / 2.172%
GNMA-II Pool # CC4610	loanDepot.com, LLC	153 / $44,964,218 / 100%			1 / $260,157 / 0.579%
GNMA-II Pool # CC4632	loanDepot.com, LLC	20 / $6,651,021 / 100%			1 / $500,762 / 7.529%
GNMA-II Pool # CE0561	loanDepot.com, LLC	139 / $43,261,611 / 100%			1 / $154,549 / 0.357%
GNMA-II Pool # CE0564	loanDepot.com, LLC	42 / $13,345,221 / 100%			1 / $166,429 / 1.247%
GNMA-II Pool # CC4605	loanDepot.com, LLC	117 / $36,923,135 / 100%			1 / $237,300 / 0.643%
GNMA-II Pool # CC4457	loanDepot.com, LLC	116 / $47,674,049 / 100%			1 / $125,482 / 0.263%
GNMA-II Pool # CF7146	loanDepot.com, LLC	122 / $49,755,032 / 100%	1 / $523,000 / 1.051%	1 / $523,000 / 1.051%
GNMA-II Pool # CL6098	loanDepot.com, LLC	161 / $38,675,482 / 100%	1 / $637,999 / 1.65%		1 / $637,999 / 1.65%
GNMA-II Pool # CL6195	loanDepot.com, LLC	123 / $48,892,022 / 100%	2 / $850,000 / 1.739%		2 / $850,000 / 1.739%
GNMA-II Pool # CK0394	loanDepot.com, LLC	45 / $14,539,135 / 100%	1 / $378,000 / 2.6%		1 / $378,000 / 2.6%
GNMA-II Pool # CK0379	loanDepot.com, LLC	138 / $50,616,283 / 100%	1 / $225,000 / 0.445%		1 / $225,000 / 0.445%
GNMA-II Pool # CL6070	loanDepot.com, LLC	132 / $39,309,922 / 100%	1 / $354,320 / 0.901%		1 / $354,320 / 0.901%
GNMA-II Pool # CL6067	loanDepot.com, LLC	113 / $43,454,307 / 100%	1 / $425,733 / 0.98%		1 / $425,733 / 0.98%
GNMA-II Pool # CL6137	loanDepot.com, LLC	55 / $16,509,403 / 100%	2 / $906,000 / 5.488%		2 / $906,000 / 5.488%
GNMA-II Pool # CL6171	loanDepot.com, LLC	124 / $45,304,971 / 100%	1 / $420,000 / 0.927%		1 / $420,000 / 0.927%
GNMA-II Pool # CL6156	loanDepot.com, LLC	82 / $30,253,534 / 100%	1 / $209,700 / 0.693%		1 / $209,700 / 0.693%
GNMA-II Pool # CL6182	loanDepot.com, LLC	81 / $30,468,728 / 100%	1 / $765,000 / 2.511%		1 / $765,000 / 2.511%
GNMA-II Pool # CK0424	loanDepot.com, LLC	25 / $24,575,367 / 100%	1 / $714,840 / 2.909%		1 / $714,840 / 2.909%
GNMA-II Pool # CK0335	loanDepot.com, LLC	106 / $49,139,032 / 100%	1 / $449,934 / 0.916%		1 / $449,934 / 0.916%
GNMA-II Pool # CK0422	loanDepot.com, LLC	125 / $47,908,640 / 100%	1 / $275,000 / 0.574%		1 / $275,000 / 0.574%

GNMA-II Pool # CK0442	loanDepot.com, LLC	108 / $36,658,838 / 100%	2 / $577,000 / 1.574%		1 / $305,000 / 0.832%	1 / $272,000 / 0.742%
GNMA-II Pool # CL6082	loanDepot.com, LLC	109 / $26,226,181 / 100%	1 / $374,350 / 1.427%		1 / $374,350 / 1.427%
GNMA-II Pool # CL6079	loanDepot.com, LLC	37 / $14,629,804 / 100%	1 / $284,900 / 1.947%		1 / $284,900 / 1.947%
GNMA-II Pool # CK0419	loanDepot.com, LLC	54 / $21,021,556 / 100%	1 / $420,548 / 2.001%		1 / $420,548 / 2.001%
GNMA-II Pool # CL6092	loanDepot.com, LLC	137 / $47954150 / 100%	1 / $250,000 / 0.521%		1 / $250,000 / 0.521%
GNMA-II Pool # CL6181	loanDepot.com, LLC	91 / $39,984,968 / 100%	2 / $915,572 / 2.29%		2 / $915,572 / 2.29%
GNMA-II Pool # CL6158	loanDepot.com, LLC	43 / $16,009,689 / 100%	1 / $250,000 / 1.562%		1 / $250,000 / 1.562%
GNMA-II Pool # CK0373	loanDepot.com, LLC	172 / $49,689,457 / 100%	3 / $927,804 / 1.867%	1 / $518,278 / 1.043%		2 / $409,526 / 0.824%
GNMA-II Pool # CK0377	loanDepot.com, LLC	56 / $16,764,001 / 100%	1 / $250,712 / 1.496%		1 / $250,712 / 1.496%
GNMA-II Pool # CH1551	loanDepot.com, LLC	142 / $48,332,908 / 100%	1 / $408,909 / 0.846%			1 / $408,909 / 0.846%
GNMA-II Pool # CI9095	loanDepot.com, LLC	142 / $38,391,577 / 100%	1 / $409,220 / 1.066%			1 / $409,220 / 1.066%
GNMA-II Pool # CK0389	loanDepot.com, LLC	76 / $47,727,773 / 100%	1 / $572,000 / 1.198%			1 / $572,000 / 1.198%
GNMA-II Pool # CK0410	loanDepot.com, LLC	76 / $23,064,110 / 100%	1 / $265,500 / 1.151%			1 / $265,500 / 1.151%
GNMA-II Pool # CK0368	loanDepot.com, LLC	114 / $43,396,749 / 100%	1 / $528,360 / 1.218%			1 / $528,360 / 1.218%
GNMA-II Pool # CK0367	loanDepot.com, LLC	116 / $42,620,250 / 100%	1 / $514,462 / 1.207%			1 / $514,462 / 1.207%
GNMA-II Pool # CK0404	loanDepot.com, LLC	132 / $49,139,989 / 100%	2 / $857,000 / 1.744%			2 / $857,000 / 1.744%
GNMA-II Pool # CK0341	loanDepot.com, LLC	112 / $40,723,318 / 100%	2 / $121,3000 / 2.979%			2 / $1,213,000 / 2.979%
GNMA-II Pool # CK0390	loanDepot.com, LLC	106 / $43,961,692 / 100%	1 / $648,647 / 1.475%			1 / $648,647 / 1.475%
GNMA-II Pool # CK0369	loanDepot.com, LLC	127 / $43,984,312 / 100%	1 / $455,000 / 1.034%			1 / $455,000 / 1.034%
GNMA-II Pool # CK0387	loanDepot.com, LLC	41 / $23,842,256 / 100%	2 / $677,542 / 2.842%			2 / $677,542 / 2.842%
GNMA-II Pool # CK0431	loanDepot.com, LLC	101 / $30,260,823 / 100%	1 / $571,500 / 1.889%			1 / $571,500 / 1.889%
GNMA-II Pool # CN2983	loanDepot.com, LLC	92 / $24,856,909 / 100%	1 / $206,350 / 0.83%			1 / $206,350 / 0.83%
GNMA-II Pool # CN3006	loanDepot.com, LLC	7 / $6,531,271 / 100%	1 / $740,000 / 11.33%			1 / $740,000 / 11.33%
GNMA-II Pool # CN3059	loanDepot.com, LLC	54 / $19,258,199 / 100%	1 / $507,000 / 2.633%			1 / $507,000 / 2.633%
GNMA-II Pool # CO6001	loanDepot.com, LLC	39 / $14,073,004 / 100%	1 / $265,000 / 1.883%			1 / $265,000 / 1.883%
GNMA-II Pool # CO6003	loanDepot.com, LLC	33 / $11,191,645 / 100%	1 / $290,411 / 2.595%			1 / $290,411 / 2.595%
GNMA-II Pool # CE0613	loanDepot.com, LLC	28 / $7,366,709 / 100%	1 / $245,100 / 3.327%	1 / $245,100 / 3.327%
GNMA-II Pool # CE0629	loanDepot.com, LLC	165 / $46,357,685 / 100%	1 / $229,786 / 0.496%	1 / $229,786 / 0.496%
GNMA-II Pool # CE0594	loanDepot.com, LLC	100 / $33,361,507 / 100%	3 / $834,176 / 2.5%	2 / $645,654 / 1.935%	1 / $188,522 / 0.565%
GNMA-II Pool # BZ8053	loanDepot.com, LLC	150 / $43,951,703 / 100%	1 / $191,468 / 0.436%	1 / $191,468 / 0.436%
GNMA-II Pool # CE0626	loanDepot.com, LLC	37 / $10,073,508 / 100%	1 / $206,196 / 2.047%	1 / $206,196 / 2.047%

GNMA-II Pool # CE0584	loanDepot.com, LLC	72 / $20,996,061 / 100%	1 / $271,000 / 1.291%	1 / $271,000 / 1.291%
GNMA-II Pool # CE0585	loanDepot.com, LLC	25 / $7,231,789 / 100%	1 / $427,617 / 5.913%	1 / $427,617 / 5.913%
GNMA-II Pool # CC4560	loanDepot.com, LLC	47 / $6,185,553 / 100%	1 / $137,464 / 2.222%	1 / $137,464 / 2.222%
GNMA-II Pool # BV6271	loanDepot.com, LLC	72 / $13,510,557 / 100%	1 / $194,848 / 1.442%	1 / $194,848 / 1.442%
GNMA-II Pool # BZ7909	loanDepot.com, LLC	125 / $25,129,729 / 100%	1 / $131,212 / 0.522%		1 / $131,212 / 0.522%
GNMA-II Pool # CE0686	loanDepot.com, LLC	94 / $29,975,018 / 100%	2 / $634,848 / 2.118%		2 / $634,848 / 2.118%
GNMA-II Pool # CE0581	loanDepot.com, LLC	157 / $48,987,394 / 100%	1 / $309,294 / 0.631%		1 / $309,294 / 0.631%
GNMA-II Pool # CE0703	loanDepot.com, LLC	42 / $5,248,852 / 100%	1 / $132,554 / 2.525%		1 / $132,554 / 2.525%
GNMA-II Pool # CC4575	loanDepot.com, LLC	60 / $7,949,503 / 100%	1 / $132,554 / 1.667%		1 / $132,554 / 1.667%
GNMA-II Pool # CE0671	loanDepot.com, LLC	98 / $26,035,914 / 100%	1 / $159,065 / 0.611%		1 / $159,065 / 0.611%
GNMA-II Pool # CE0651	loanDepot.com, LLC	116 / $39,464,750 / 100%	2 / $602,726 / 1.527%		2 / $602,726 / 1.527%
GNMA-II Pool # CE0691	loanDepot.com, LLC	27 / $20,749,990 / 100%	1 / $741,325 / 3.573%		1 / $741,325 / 3.573%
GNMA-II Pool # CC4591	loanDepot.com, LLC	107 / $32,967,296 / 100%	1 / $526,790 / 1.598%				1 / $526,790 / 1.598%
GNMA-II Pool # CE0620	loanDepot.com, LLC	64 / $25,940,436 / 100%	1 / $358,388 / 1.382%				1 / $358,388 / 1.382%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	8,679 / $2,926,145,875 / 100%	86 / $33,603,260 / 1.148%	15 / $5,237,662 / 0.179%	68 / $23,930,005 / 0.818%	29 / $12,024,173 / 0.411%	3 / $1,190,178 / 0.041%	0 / $0 / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Thirty-one (31) of the assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party. Fifty-five (55) of the assets identified in columns (g) through (i) were identified by GNMA for repurchase during the reporting period.

4)
Each asset identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Each asset identified in columns (j) through (l) was identified by the Originator or GNMA for repurchase during the reporting period.

5)
Seventeen (17) of  the assets identified in columns (m) through (o) were identified by the Originator for repurchase during the reporting period. Twenty-six (26) of the assets identified in columns (m) through (o) were identified by GNMA for repurchase during the reporting period. Twenty-five (25) of the assets the assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during prior reporting periods.

6)
Twenty-six (26) of the  assets identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period, and three (3) assets identified identified in columns (p) through (r) were identified by GNMA for repurchase during prior reporting periods. The Originator has not received a response from GNMA regarding its position.

7)
Two (2) of the assets identified in columns (s) through (u) were identified by the Originator for repurchase during the reporting period.  One (1) asset identified in columns (s) through (u) was identified by the Originator for repurchase during a prior reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 9, 2022	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer